Accrued Payroll and Related Liabilities	12 Months Ended
Aug. 31, 2019
Accrued Payroll and Related Liabilities
Accrued Payroll and Related Liabilities

Note 8: Accrued Payroll and Related Liabilities

Accrued payroll liabilities consisted of the following at August 31, 2019 and 2018:

	August 31,	August 31,
	2019	2018
Accrued Payroll	$899,000	$459,000
Accrued Payroll Taxes	1,297,000	230,000
Corporate employee accrued paid time off	363,000	287,000
Accrued Payroll and related liabilities	$2,559,000	$976,000

Accrued payroll and accrued payroll taxes represent payroll liabilities associated with its client worksite employees as well as corporate employees of the Company.